CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ 1,408,732	$ 204,245	¥ 2,028,124	¥ (128,101)
Adjustments to reconcile Net (loss)/income to net cash generated from operating activities:
Depreciation of property, equipment and leasehold improvement	76,041	11,025	40,865	19,671
Amortization of right-of-use assets	83,051	12,041	67,907	39,382
Amortization of intangible assets	5,367	778	4,774	3,396
Loss on disposal of long-term assets	1,228	178	4,096
Dividend income	(640)	(93)
Deferred income tax	(38,898)	(5,640)	(15,553)	(11,260)
Inventory write-downs	179,694	26,052	89,071
Interest expense	1,402	203
Foreign exchange (gain)/loss	5,818	844	(1,327)	(15,407)
Share-based compensation expenses	166,161	24,091	223,345	929,098
Impairment of long-term investments	4,000	580	0	1,000
Unrealized investment income of short-term investments	(68,876)	(9,986)	(15,787)	(4,349)
Impairment of property, equipment, and leasehold improvement and intangible assets	29,938	4,341
Impairment of other non-current assets	12,591	1,825
Provision for credit losses	25,039	3,630	2,562	0
Changes in operating assets and liabilities:
Accounts and notes receivable	(37,417)	(5,425)	5,924	18,706
Receivables from online payment platforms	7,006	1,016	(9,144)	8,683
Inventories	278,493	40,378	(349,036)	(109,812)
Amounts due from related parties	(3,176)	(460)	(1,936)
Amounts due to related parties	423	61
Prepayments and other current assets	357,876	51,887	(408,430)	29,090
Other non-current assets	11,159	1,618	(17,582)	1,495
Accounts and notes payable	(1,019,499)	(147,813)	(170,937)	960,761
Contract liabilities	(211,425)	(30,654)	(33,783)	302,024
Salary and welfare benefits payable	(42,644)	(6,183)	(9,165)	137,240
Taxes payable	(490,645)	(71,137)	234,117	360,861
Accrued expenses and other current liabilities	(173,278)	(25,123)	193,916	86,059
Lease liabilities	(80,692)	(11,695)	(62,129)	(39,154)
Net cash generated from operating activities	486,829	70,584	1,799,892	2,589,383
Cash flows from investing activities:
Payments made on behalf of related parties				(70,696)
Purchase of property, equipment, and leasehold improvement	(38,638)	(5,602)	(130,940)	(12,585)
Purchase of intangible assets	(5,930)	(860)	(7,896)	(4,869)
Purchase of short-term bank deposits	(18,525,804)	(2,685,989)	(3,245,043)	(2,021,693)
Purchase of long-term bank deposits	(8,835,258)	(1,280,992)	(4,146,201)
Proceeds from maturities of short-term bank deposits	16,012,167	2,321,546	1,141,344	1,725,949
Proceeds from maturities of long-term bank deposits	9,569,537	1,387,452	637,570
Purchase of short-term investments	(14,946,940)	(2,167,103)	(14,320,000)	(5,444,000)
Purchase of long-term investment securities	(3,481,674)	(504,795)	(8,000)
Proceeds from maturities of short-term investments	13,415,500	1,945,065	9,675,500	3,042,000
Sale of short-term investments	2,704,000	392,044	2,512,000	973,000
Investment prepayment returned from Relx Inc.			21,006
Net cash used in investing activities	(4,133,040)	(599,234)	(7,870,660)	(1,812,894)
Cash flows from financing activities:
Proceeds from issuance of ordinary share upon IPO, net of issuance costs			10,042,422
Capital contribution from non-controlling interest			389
Proceeds from bank loan	198,598	28,794
Repayments of bank loans	(200,000)	(28,997)
Proceeds from exercise of employees' share options	23,862	3,459
Financing proceeds received on behalf of Relx Inc.				273,457
Financing proceeds paid back to Relx Inc.				(273,457)
Funds provided by Relx Inc.				1,439,183
Funds paid back to Relx Inc.	0		(11,174)	(1,264,004)
Cash payments for repurchase of shares	(500,370)	(72,547)	(127,516)
Other financing activities	640	93		(298)
Net cash generated from/(used in) financing activities	(477,270)	(69,198)	9,904,121	174,881
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	203,100	29,446	(78,687)	19,339
Net increase/(decrease) in cash, cash equivalents and restricted cash	(3,920,381)	(568,402)	3,754,666	970,709
Cash, cash equivalents and restricted cash at the beginning of the year	5,209,467	755,302	1,454,801	484,092
Cash, cash equivalents and restricted cash at the end of the year	1,289,086	186,900	5,209,467	1,454,801
Including:
Cash and cash equivalents at the end of the year	1,268,512	183,917	5,208,967	1,113,988
Restricted cash at the end of the year	20,574	2,983	500	340,813
Supplemental disclosures of cash flow information:
Cash paid for income taxes	743,528	107,801	471,255	11,314
Cash paid for interest	1,402	203
Non-cash investing and financing activities:
Property, equipment and leasehold improvement financed by other payables	154	22	2,551	5,238
Deemed settlement of amount due to Relx Inc.				¥ 600,000
Deemed dividend to shareholders in connection with the share-based awards to employees of Relx Inc.	¥ (80,649)	$ (11,693)	¥ 325,447